Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

				$ million
		2017		2016
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	18,912	4	13,393	—
Amounts receivable from joint ventures and associates	566	2	1,056	—
Other receivables	4,206	671	5,352	815
	23,684	677	19,801	815
Non-financial assets
Gulf of Mexico oil spill trust fund reimbursement asset	252	—	194	—
Other receivables	913	757	680	659
	1,165	757	874	659
	24,849	1,434	20,675	1,474